Other Assets	12 Months Ended
Dec. 31, 2019
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Other Assets

NOTE 18   OTHER ASSETS

Other assets as at December 31 were comprised of:

	2019	2018
Deferred income tax assets (Note 9)	249	216
Ammonia catalysts – net of accumulated amortization of $71 (2018 – $79)	89	81
Long-term income tax receivable (Note 9)	36	36
Accrued pension benefit asset (Note 23)	25	27
Other – net of accumulated amortization of $41 (2018 – $38)	165	165
	564	525